Pear Tree Columbia Small Cap Fund
Pear Tree Columbia Small Cap Fund
Investment Objective:
Maximum long-term capital appreciation.
Fee Table and Expenses of Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Columbia Small Cap Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.67%	1.42%

Example

This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Small Cap Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Columbia Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	170	526	907	1,976
Institutional Shares	145	449	776	1,702

Portfolio Turnover

Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Funds performance.  During the most recent fiscal year, Small Cap Funds portfolio turnover rate was 53 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of small-cap companies.  Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase of an issuer in the Russell 2000 Index (currently stocks with capitalizations of approximately $100 million to $3 billion).

The sub-adviser to Small Cap Fund utilizes a series of well-defined, established processes in order to select and reevaluate securities in the growth and value categories.  The sub-adviser begins with a universe of securities.  Each security in that universe is then evaluated using a series of proprietary screens involving fundamental, quantitative, qualitative and technical analysis.  Once a security has been subjected to those analytical filters, the sub-adviser performs a detailed assessment; develops an investment thesis; sets a price target and initiates a portfolio position.  From time to time, holdings may be diversified by company and industry, although Small Cap Fund is not obligated to remain diversified.  While most assets are typically invested in U.S. common stocks, Small Cap Fund may invest in American Depositary Receipts, or ADRs, and other foreign stocks traded on U.S. exchanges in keeping with Small Cap Funds objectives.

The sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth.  The sub-adviser generally considers value stocks to be equity securities issued by companies that have underappreciated but stable earnings and cash flow and where there are visible and imminent inflection points and catalysts that will result in increased earnings and cash flow, driving stock appreciation.

Small Cap Fund may lend its securities.  Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Small Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Small Cap Fund.  An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.

Liquidity Risk.  Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Small Cap Funds investments may prove to be incorrect.

Small-Capitalization Securities.  Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Small Cap Fund may be more volatile than a fund that invests in large-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Foreign Investing.  Small Cap Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Sector. Small Cap Fund currently has significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Non-Diversification.  Small Cap Fund is non-diversified, which means that it may invest a higher percentage of its assets in a small number of issuers.  When Small Cap Fund is not diversified, a decline in the value of the securities of one issuer could have a significant negative effect on the value of Small Cap Funds portfolio.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Small Cap Fund by showing changes in the Funds performance over time. The tables also compare Small Cap Funds performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests. Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future.  Updated performance information is available atwww.peartreefunds.com.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of 6/30/2012 is 11.72%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Pear Tree Columbia Small Cap Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	(4.53%)	(3.87%)	3.02%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	(4.57%)	(4.04%)	2.45%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	(2.90%)	(3.24%)	2.58%
Institutional Shares	Before Taxes	(4.27%)	(3.61%)	3.42%
Russell 2000 Index	Russell 2000 Index	(4.18%)	0.15%	5.62%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Columbia Micro Cap Fund
Pear Tree Columbia Micro Cap Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Micro Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Columbia Micro Cap Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	3.33%	3.28%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		4.59%	4.29%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Micro Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Micro Cap Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Columbia Micro Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	460	1,385	2,319	4,685
Institutional Shares	431	1,301	2,183	4,445

Portfolio Turnover

Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).   A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Micro Cap Funds performance. During the most recent fiscal year, Micro Cap Funds portfolio turnover rate was 67 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Micro Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of micro-cap companies.  Micro Cap Fund considers a micro-cap company to be a company having a market capitalization at time of purchase no larger than the market capitalization of the largest company in the Russell Microcap Index (i.e., approximately $750 million). Micro Cap Fund does not apply a minimum market capitalization to the securities that it acquires.

The sub-adviser to Micro Cap Fund utilizes a series of well-defined, established processes in order to select and reevaluate securities.  The sub-adviser begins with a universe of securities.  Each security in that universe is then evaluated using a series of proprietary screens involving fundamental, quantitative, qualitative and technical analysis.  Once a security has been subjected to those analytical filters, the sub-adviser performs a detailed assessment; develops an investment thesis; sets a price target and initiates a portfolio position.  From time to time, holdings may be diversified by company and industry, although Micro Cap Fund is not obligated to remain diversified.  While most assets are typically invested in U.S. common stocks, Micro Cap Fund may invest in American Depositary Receipts, or ADRs, and other foreign stocks traded on U.S. exchanges in keeping with Micro Cap Funds objectives.

Micro Cap Fund may lend its securities.  Micro Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Micro Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Micro Cap Fund.  An investment in Micro Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Micro Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Micro Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Micro Cap Fund may have substantial investments.

Liquidity Risk.  Micro Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Micro Cap Funds investments may prove to be incorrect.

Micro-Capitalization Securities.  Investments in micro-capitalization companies typically present greater risks than investments in larger companies.  Many micro-cap securities do not have to meet national exchange listing requirements.  As a result, the performance of Micro Cap Fund may be more volatile than a fund that invests in small- or mid-cap stocks.

Foreign Investing.  Micro Cap Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar

Sector. Micro Cap Fund currently has significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Non-Diversification.  Micro Cap Fund is non-diversified, which means that it may invest a higher percentage of its assets in a small number of issuers.  When Micro Cap Fund is not diversified, a decline in the value of the securities of one issuer could have a significant negative effect on the value of Micro Cap Funds portfolio.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Micro Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Micro Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance
Micro Cap Fund had not commenced operations as of the calendar year ended December 31, 2011, and thus, there is no annual performance information included.
Pear Tree Quality Fund
Pear Tree Quality Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Quality Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Quality Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Pear Tree Quality Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.41%	0.41%
Total Annual Fund Operating Expenses		1.66%	1.41%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.51%	1.00%
[1]	The Manager has agreed until July 31, 2013 to (a) waive 0.15 percent of its management fee if Quality Funds average daily net assets are up to $100 million and 0.25 percent of its management fee if Quality Funds average daily net assets are $100 million or more, and (b) waive or reimburse Fund expenses relating to Institutional Shares such that the total annual fund operating expenses relating to Institutional Shares is not greater than 1.00 percent. These fee waivers only may be terminated with the approval of Quality Funds board.

* The expense information in the table has been restated to reflect current fees.
Example

This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Quality Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Quality Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	154	509	888	1,953
Institutional Shares	102	406	732	1,655

Portfolio Turnover

Quality Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Quality Funds performance.  During the most recent fiscal year, Quality Funds portfolio turnover rate was 68 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. issuers. Quality Fund principally invests in stocks of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Funds portfolio, Quality Funds investment manager, in consultation with its sub-adviser, periodically selects a mutual fund (the target portfolio) and then purchases and sells Quality Fund assets such that Quality Funds portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolios most recent fiscal quarter.  If Quality Funds assets significantly increase, Quality Fund may select more than one target portfolio.

From time to time, a target portfolio may invest in non-U.S. securities.  In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities.   Quality Fund also may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Quality Fund also may lend its securities.  Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Quality Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Quality Fund.  An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Quality Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Quality Fund has significant holdings, or weaknesses associated with one or more specific companies in which Quality Fund may have substantial investments.

Difficulty in Comparing Fund Performance with Target Portfolio Performance.  Quality Fund performance typically does not mirror the target portfolios performance.  Among other things, the holdings of the target portfolio may change significantly during the period between the end of a quarter and the time when those changes are publicly disclosed.  In addition, the target portfolio may have lower expenses relative to its assets than Quality Fund.

Inability to Conduct Due Diligence on Target Portfolios Investment Adviser.  Quality Funds investment manager and sub-adviser may be able to perform only limited due diligence on the investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolios investment guidelines and whether the risks disclosed in the target portfolios offering documents reflect the risks of the target portfolio.

Potential Impact on Target Portfolio.  Quality Funds purchases and sales of securities for its own portfolio may adversely impact the management of a target portfolio and thus, Quality Fund itself.

Accuracy of Target Portfolio Information.  Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of Quality Fund.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.Foreign Investing.  Quality Funds investments in foreign securities (primarily through ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Non-Diversification.  Quality Fund is non-diversified, which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Sector. Quality Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Liquidity Risk.  Quality Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Quality Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Quality Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Quality Funds investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Quality Fund by showing changes in Quality Funds performance over time. The tables also compare Quality Funds performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests. Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future. On January 27, 2011, Quality Fund changed its name to Quant Quality Fund, its investment strategy to its current strategy and its sub-adviser to Columbia Partners, L.L.C., Investment Management.  Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy.  Updated performance information is available at www.peartreefunds.com.*

*Prior to November 2006, Quality Fund was called Quant Growth and Income Fund and SSgA Funds Management, Inc. served as sub-adviser to Quality Fund. On November 1, 2006, Quality Fund changed its name to Quant Long/Short Fund, and its principal investment strategy.  On January 2, 2008, Quality Fund changed its sub-adviser to Analytic Investors, LLC.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Quality Fund as of 6/30/2012 is 7.40%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Pear Tree Quality Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	12.78%	(3.54%)	0.45%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	12.63%	(3.71%)	0.36%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	8.50%	(2.97%)	0.39%
Institutional Shares	Before Taxes	13.25%	(3.45%)	0.75%
S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree PanAgora Dynamic Emerging Markets Fund
Pear Tree PanAgora Dynamic Emerging Markets Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Emerging Markets Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree PanAgora Dynamic Emerging Markets Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.51%	0.52%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.76%	1.52%
[1]	Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investment in shares of other investment funds.

Example

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Emerging Markets Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree PanAgora Dynamic Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	179	555	956	2,076
Institutional Shares	155	481	830	1,816

Portfolio Turnover

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Funds performance.  During the most recent fiscal year, Emerging Markets Funds portfolio turnover rate was 56 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index.

Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region.  Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Funds assets, its sub-adviser employs its proprietary alpha modeling technology, that is, a model that seeks to make more money than a passive strategy of investing in the market generally.  The models approach combines firm-specific, sector-specific and region-specific information in a quantitative framework to derive custom-tailored alpha models for a broad universe of global securities.  For Emerging Markets Fund, the sub-adviser has tailored the model for a portfolio focused on emerging markets securities.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Emerging Markets Fund also may lend its securities.  Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Emerging Markets Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Emerging Markets Fund.  An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments.

Foreign Investing.  Emerging Market Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of issuers in emerging market countries.  Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk.  Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Emerging Markets Funds investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Non-Diversification.  Emerging Markets Fund is non-diversified, which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Emerging Markets Fund.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Emerging Markets Funds investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Funds performance over time. The tables also compare Emerging Markets Funds performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of 6/30/2012 is 5.75%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Pear Tree PanAgora Dynamic Emerging Markets Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	(18.00%)	(0.15%)	14.12%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	(17.96%)	(0.38%)	13.76%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	(10.98%)	(0.03%)	12.79%
Institutional Shares	Before Taxes	(17.83%)	0.11%	14.51%
MSCI EM Index	MSCI EM Index	(18.17%)	2.71%	14.20%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of Foreign Value Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Polaris Foreign Value Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.64%	1.39%

Example

This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Polaris Foreign Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	167	517	892	1,944
Institutional Shares	142	440	761	1,669

Portfolio Turnover

Foreign Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Funds performance.  During the most recent fiscal year, Foreign Value Funds portfolio turnover rate was 18 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stock, warrants, and rights derivative of or convertible into common stocks, in each case issued by foreign markets issuers.  Foreign Value Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Fund may invest in companies of any capitalization.

Foreign Value Funds sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow.  First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors.  Second, it uses traditional valuation criteria to regularly screen a database of more than 29,000 companies worldwide to identify a pool of approximately 500 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets.  Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a watch-list of companies which may be used if the valuation of a company held in Foreign Value Funds portfolio falls below established limits.

Foreign Value Funds sub-adviser may utilize options. The extent of the sub-advisers use of options may vary over time based on the sub-advisers assessment of market conditions and other factors.  Foreign Value Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Fund may invest in other derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Foreign Value Fund also may lend its securities.  Foreign Value Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Foreign Value Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Foreign Value Fund.  An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Foreign Value Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Fund may have substantial investments.

Foreign Investing.  Foreign Value Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.  These risks are especially acute for emerging markets securities.

Value Stock Investing.  A value investment style periodically comes into and falls out of favor with investors.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Liquidity Risk.  Foreign Value Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Foreign Value Funds investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Non-Diversification.  Foreign Value Fund is non-diversified, which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Fund.

Sector. Foreign Value Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Funds investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Foreign Value Fund by showing changes in Foreign Value Funds performance over time. The tables also compare Foreign Value Funds performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Fund invests. Past performance does not necessarily indicate how Foreign Value Fund will perform (before and after taxes) in the future.  Updated performance information is available atwww.peartreefunds.com.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Foreign Value Fund as of 6/30/2012 is 9.01%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Pear Tree Polaris Foreign Value Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	(15.52%)	(5.63%)	7.98%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	(15.51%)	(6.46%)	7.31%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	(9.91%)	(4.81%)	6.99%
Institutional Shares	Before Taxes	(15.35%)	(5.44%)	8.23%
MSCI EAFE Index	MSCI EAFE Index	(11.73%)	(4.26%)	5.12%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Foreign Value Small Cap Fund
Pear Tree Polaris Foreign Value Small Cap Fund
Investment Objective:
Long-term growth of capital and income.
Fee Table and Expenses of Foreign Value Small Cap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Polaris Foreign Value Small Cap Fund	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.45%	0.43%
Total Annual Fund Operating Expenses	1.70%	1.43%

Example

This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Small Cap Funds operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Polaris Foreign Value Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ordinary Shares	173	536	923	2,009
Institutional Shares	146	452	782	1,713

Portfolio Turnover

Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Funds performance.  During the most recent fiscal year, Foreign Value Small Cap Funds portfolio turnover rate was 22 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stock, warrants, and rights derivative of or convertible into common stocks, in each case issued by foreign markets issuers.  Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets.  Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries.  Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $2 billion.

Foreign Value Small Cap Funds sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow.  First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors.  Second, it uses traditional valuation criteria to regularly screen a database of more than 16,000 companies worldwide to identify a pool of approximately 250 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets.  Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a watch-list of companies which may be used if the valuation of a company held in Foreign Value Small Cap Funds portfolio falls below established limits.

Foreign Value Small Cap Funds sub-adviser may utilize options. The extent of the sub-advisers use of options may vary over time based on the sub-advisers assessment of market conditions and other factors.  Foreign Value Small Cap Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Small Cap Fund may invest in other derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Foreign Value Small Cap Fund also may lend its securities.  Foreign Value Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Foreign Value Small Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Foreign Value Small Cap Fund.  An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Small Cap Fund may have substantial investments.

Foreign Investing.  Foreign Value Small Cap Funds investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.  These risks are especially acute for emerging markets securities.

Value Stock Investing.  A value investment style periodically comes into and falls out of favor with investors.  Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Small-Capitalization Securities.  Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk.  Foreign Value Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-advisers judgments about the attractiveness, value, or potential appreciation of Foreign Value Small Cap Funds investments may prove to be incorrect.

Non-Diversification.  Foreign Value Small Cap Fund is non-diversified, which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Sector. Foreign Value Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Small Cap Funds investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to Fund Objectives, Strategies and Risks in the Prospectus for further details.

Performance

The following bar charts and tables indicate some of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Funds performance over time (Foreign Value Small Cap Fund commenced operations on May 1, 2008, therefore only two calendar years of performance is reported). The tables also compare Foreign Value Small Cap Funds performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests. Of course, past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future.  Updated performance information is available atwww.peartreefunds.com.

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Annual Return Ordinary Class (Calendar year ended December 31)

Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as of 6/30/2012 is 8.17%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Pear Tree Polaris Foreign Value Small Cap Fund Ordinary Shares	Before Taxes	(20.02%)	(1.66%)
Pear Tree Polaris Foreign Value Small Cap Fund Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	(21.30%)	(2.29%)
Pear Tree Polaris Foreign Value Small Cap Fund Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	(10.87%)	(1.32%)
Pear Tree Polaris Foreign Value Small Cap Fund Institutional Shares	Before Taxes	(19.86%)	(1.46%)
Pear Tree Polaris Foreign Value Small Cap Fund				May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund S&P EPAC Index	S&P EPAC Index	(14.38%)	(5.50%)

After-tax returns.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown.  The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.  After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.